Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

On April 7, 2025, the Company entered into securities purchase agreements with certain investors, pursuant to which the Company agreed to issue and sell, in a registered direct offering (the “April 8 Registered Direct Offering”), 4,806,450 ordinary shares of the Company, par value $0.0001 per share, at a purchase price of $0.31 per share. The April 8 Registered Direct Offering closed on April 8, 2025, and the Company received gross proceeds of $1,489,999.50, before deducting estimated offering expenses.

On the same date, the Company also entered into securities purchase agreements with certain investors, pursuant to which the Company agreed to issue and sell, in a separate registered direct offering (the “April 9 Registered Direct Offering”), 3,193,550 ordinary shares of the Company, par value $0.0001 per share, at a purchase price of $0.31 per share. The April 9 Registered Direct Offering closed on April 9, 2025, and the Company received gross proceeds of $990,000.50, before deducting estimated offering expenses.

On June 2, 2025, the Company’s board of directors approved the Equity Incentive Plan (the “Plan”), authorizing the issuance of ordinary shares to five consultants as share based compensation. Under the Plan, a total of 5,900,000 ordinary shares, with a par value of $0.0001 per share, were reserved for issuance pursuant to awards and the exercise of options granted to consultants of the Company and the Company’s affiliates, in exchange for their business review and development services amounting to $4,253,900 over a 12-month period. On June 16, 2025, 5,900,000 ordinary shares were issued and granted by the Company to these five consultants.

On June 16, 2025, the Company entered into securities purchase agreements with certain investors, pursuant to which the Company agreed to issue and sell, in a registered direct offering (the “June 2025 Registered Direct Offering”), 6,100,000 ordinary shares of the Company, par value $0.0001 per share, at a purchase price of $0.60 per share. The June 2025 Registered Direct Offering closed on June 17, 2025, and the Company received gross proceeds of $3,660,000, before deducting estimated offering expenses.

On July 24, 2025, the Company entered into a securities purchase agreement with certain investors, pursuant to which the Company agreed to issue and sell, in a registered direct offering (the “July 2025 Registered Direct Offering”) (i) 35,553,820 ordinary shares of the Company, par value $0.0001 per share, and (ii) 2,852,525 pre-funded warrants (“Pre-Funded Warrants”) to purchase ordinary shares (the “Pre-Funded Warrant Shares”) issuable upon exercise of pre-funded warrants, at an offering price of $0.11 per ordinary share. The July 2025 Registered Direct Offering closed on July 25, 2025, and the Company received gross proceeds of $4,224,698, before deducting estimated offering expenses.

Following the completion of the above, a total of 74,031,345 ordinary shares were issued and outstanding as of the date of the filing these consolidated financial statements.

On July 16, 2025, I Win Consulting was established in accordance with laws and regulations of Hong Kong. With a registered capital of HK$1,000 (approximately $127) currently, I Win Consulting is a limited liability corporation created for the purpose of providing general consulting services to our clients.

The Group evaluates all events and transactions that occur after March 31, 2025 up through the date the Group issues the consolidated financial statements. Other than the events disclosed above and elsewhere in these consolidated financial statements, there is no other subsequent event occurred that would require recognition or disclosure in the Group’s consolidated financial statements.